Business Combination (Details) - Schedule of Pro Forma Information - Pro Forma [Member] ¥ in Thousands	12 Months Ended
Aug. 31, 2021 CNY (¥)
Schedule of Pro Forma Information [Line Items]
Pro forma revenue from continuing operations	¥ 1,406,147
Pro forma operating income from continuing operations	390,843
Pro forma net loss attributable to the Group	¥ (53,253)